Condensed Consolidated Statements of Profit or Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
REVENUES	$ 394	$ 297	$ 821	$ 755
COST OF REVENUES	239	206	416	429
GROSS PROFIT	155	91	405	326
OPERATING EXPENSES:
Research and development expenses	559	547	1,373	1,034
Selling and marketing expenses	739	1,556	1,637	3,149
General and administrative expenses	956	440	1,628	924
TOTAL OPERATING EXPENSES	2,254	2,543	4,638	5,107
OPERATING LOSS	(2,099)	(2,452)	(4,233)	(4,781)
FINANCIAL EXPENSE	(44)	(67)	(221)	(85)
FINANCIAL INCOME	1,914	214	1,941	957
FINANCIAL INCOME (EXPENSE), net	1,870	147	1,720	872
LOSS BEFORE TAXES ON INCOME	(229)	(2,305)	(2,513)	(3,909)
TAXES ON INCOME	3	(3)	3	(3)
NET LOSS FOR THE PERIOD	$ (226)	$ (2,308)	$ (2,510)	$ (3,912)
BASIC LOSS PER SHARE (IN DOLLARS)	$ 0.00	$ (0.10)	$ (0.02)	$ (0.18)
DILUTED LOSS PER SHARE (IN DOLLARS)	$ (0.01)	$ (0.11)	$ (0.02)	$ (0.20)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED TO COMPUTE (IN THOUSANDS):
BASIC LOSS PER SHARE	122,350	22,781	112,141	21,552
DILUTED LOSS PER SHARE	214,630	23,185	134,439	22,636